UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F
Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if amendment [   ]; Amendment Number: ______
This Amendment (Check only one.):	[    ] is a restatement.
					[    ] adds new holdings
					        entries.

Institutional Investment Manager Filing this Report:

Name: 		Douglas, Noyes & Co., Inc.
Address:	50 Broad Street, 12 FL
		New York, NY 10004

Form 13F File Number:   28-6442

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		David R. Shailer
Title:		Executive Vice-President
Phone:		(212)668-3040

Signature, Place, and Date of Signing:


David R. Shailer			New York, NY		2/7/02
Signature				City, State		Date

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

Form 13F SUMMARY



Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 65

Form 13F Information Table Value Total:	$ 110,303
						(Thousands)

List of Other Included Managers:

Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

			title							 			voting 	authority
			of			value	shares/		Put	invstmt	other
name of issuer		class	cusip		x$1000	prn amt	sh/prn	/Call	dscretn	managers	 sole 	shared	none
-----------------	-----	-------		-------	------	------	-------	-------	------------	 ---- 	------	-------

ALLIANT TECHSYSTEMS	common	018804104	1204	15600	sh		sole					15600
AMERICAN INTL. GROUP	common	026874107	4811	60600	sh		sole					60600
ANHEUSER-BUSCH		common	035229103	2626	58100	sh		sole					58100
BANK OF NEW YORK	common	064057102	2915	71450	sh		sole					71450
BAXTER INTERNATIONAL	common	071813109	353	6600	sh		sole					6600
BELLSOUTH CORP.		common	079860102	879	23050	sh		sole					23050
BP PLC ADR		common	055622104	376	8104	sh		sole					8104
BRINKER INTERNATIONAL	common	109641100	2130	71600	sh		sole					71600
BRISTOL-MYERS SQUIBB	common	110122108	591	11600	sh		sole					11600
CARDINAL HEALTH INC.	common	14149Y108	1467	22700	sh		sole					22700
CISCO SYSTEMS INC.	common	17275R102	2758	152340	sh		sole					152340
CITIGROUP		common	172967101	3581	70951	sh		sole					70951
COACH INC.		common	189754104	3239	83100	sh		sole					83100
COCA COLA		common	191216100	2128	45150	sh		sole					45150
COLGATE-PALMOLIVE	common	194162103	1128	19543	sh		sole					19543
COMCAST CORP CL A	common	200300200	3065	85150	sh		sole					85150
COX COMM INCOME		cnv pre	224044305	383	6950	sh		sole					6950
DIAGEO 			common	25243q205	351	7600	sh		sole					7600
DISNEY WALT 		common	254687106	353	17050	sh		sole					17050
DRS TECHNOLOGIES	common	23330x100	2427	68100	sh		sole					68100
EL PASO CORP 		common	28336L109	407	9125	sh		sole					9125
ENGELHARD CORP.		common	292845104	2712	98000	sh		sole					98000
EXXON MOBIL CORP.	common	30231g102	363	9248	sh		sole					9248
FANNIE MAE		common	313586109	2583	32500	sh		sole					32500
FLEETBOSTON FINl	common	339030108	277	7600	sh		sole					7600
FMC TECHS INC.		common	30249u101	829	50400	sh		sole					50400
GENERAL DYNAMICS	common	369550108	1198	15050	sh		sole					15050
GENERAL ELECTRIC	common	369604103	6879	171656	sh		sole					171656
HELMERICH & PAYNE 	common	423452101	774	23200	sh		sole					23200
HOME DEPOT		common	437076102	2555	50100	sh		sole					50100
IBM			common	459200101	6698	55377	sh		sole					55377
JOHNSON & JOHNSON	common	478160104	363	6150	sh		sole					6150
KINDER MORGAN ENERGY	common	494550106	537	14210	sh		sole					14210
LABORATORY CORP 	common	50540r409	3104	38400	sh		sole					38400
LOWES COS		common	548661107	668	14400	sh		sole					14400
MANOR CARE		common	564055101	514	21700	sh		sole					21700
MCGRAW HILL		common	580645109	283	4650	sh		sole					4650
MDU RES GROUP 		common	552690109	256	9125	sh		sole					9125
MEDTRONIC INC.		common	585055106	3349	65400	sh		sole					65400
MELLON FINL		common	58551a108	342	9100	sh		sole					9100
MERCK & CO. INC.	common	589331107	4112	69934	sh		sole					69934
NOKIA CORP ADR		common	654902204	2720	110900	sh		sole					110900
NORTHERN TRUST		common	665859104	301	5000	sh		sole					5000
OUTBACK STEAKHOUSE	common	689899102	1390	40600	sh		sole					40600
PEPSICO INC.		common	713448108	2135	43850	sh		sole					43850
PFIZER INC.		common	717081103	3034	76160	sh		sole					76160
PROCTER & GAMBLE	common	742718109	391	4950	sh		sole					4950
PURCHASESOFT INC.	common	746145101	0	12500	sh		sole					12500
RF MICRO DEVICES	common	749941100	1309	68104	sh		sole					68104
ROYAL DUTCH PTLM CO.	common	780257804	281	5750	sh		sole					5750
SAFEWAY INC COM		common	786514208	3011	72125	sh		sole					72125
SAP AG-SPONSORED ADR	common	803054204	957	30000	sh		sole					30000
SCHERING-PLOUGH CORP	common	806605101	259	7250	sh		sole					7250
SCHLUMBERGER		common	806857108	379	6900	sh		sole					6900
TIFFANY & CO. NEW	common	886547108	4182	132900	sh		sole					132900
TXU CORP.		common	873168108	1228	26050	sh		sole					26050
TYCO INTERNATIONAL	common	902124106	3034	51525	sh		sole					51525
WAL MART STORES INC.	common	931142103	402	7000	sh		sole					7000
WALGREEN CO		common	931422109	1479	43950	sh		sole					43950
WASHINGTON MUTUAL	common	939322103	2347	71775	sh		sole					71775
WASTE MGMT COM		common	94106L109	954	29900	sh		sole					29900
WATERS CORPORATION	common	941848103	4351	112300	sh		sole					112300
WILLBROS GROUP		common	969199108	369	23100	sh		sole					23100
WILLIAMS COS INC.	common	969457100	222	8700	sh		sole					8700
